CONSOLIDATED STATMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net loss	$ (390)	$ (3,844)
Other comprehensive loss:
Foreign currency translation adjustment	(240)	(119)
Other comprehensive loss	(240)	(119)
Comprehensive loss	$ (630)	$ (3,963)